Business Acquisition (Tables)	Dec. 05, 2019
Business Acquisitions
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following is a preliminary estimate of the fair value of William Lyon Homes’ assets to be acquired and the William Lyon Homes liabilities to be assumed by Taylor Morrison in the Merger, reconciled to the estimate of the purchase price.

(Dollars in thousands)
Total purchase price	$854,543
William Lyon Homes assets acquired:
Cash and cash equivalents	$44,882
Owned inventory	2,064,290
Real estate not owned	215,541
Land Deposits	136,549
Property and equipment and other assets, net	217,175
Deferred tax assets, net	87,440
Operating lease right of use assets	37,000
Goodwill	277,706

Total William Lyon Homes assets acquired	$3,080,583

William Lyon Homes liabilities assumed:
Accounts payable	$114,810
Accrued expenses and other liabilities	151,681
Operating lease liabilities	37,900
Income taxes payable	692
Total debt, net	1,569,017
Liabilities attributable to real estate not owned	215,541

Total William Lyon Homes liabilities assumed	$2,089,641

Minority interest in consolidated entities	136,398

William Lyon Homes net assets acquired	$854,543

Oakdale-Hampton Homes | AV Homes Inc [Member]
Business Acquisitions
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the calculation of the fair value of the total consideration transferred to Oakdale-Hampton Homes and the preliminary allocation to the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Fair value of consideration transferred:
Cash paid for net assets	$42,423
Contingent consideration (earn-out)	2,418

Total consideration transferred	$44,841

Fair value of assets acquired and liabilities assumed:
Assets
Receivables and other assets	$719
Land and other inventories	34,933
Property and equipment	798
Trade name	560
Goodwill	8,733

Total assets acquired	45,743

Liabilities
Accounts payable	749
Accrued and other liabilities	84
Customer deposits	69

Total liabilities assumed	902

Total net assets acquired	$44,841

Pro Forma Operating Results
The following represents pro forma operating results as if Oakdale-Hampton Homes had been included in our consolidated statements of operations as of the beginning of the fiscal year presented (in thousands, except per share data):

	Three Months Ended	Nine Months Ended
	September 30, 2017	September 30, 2017
Revenue	$214,321	$597,964
Net (loss)/income	(1,108)	3,944
Basic (loss)/earnings per share	(0.05)	0.18
Diluted (loss)/earnings per share	(0.05)	0.17